UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive All Cap Fund
October 31, 2017

Adaptive All Cap - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.1%
Aerospace and Defense — 3.1%
Aerojet Rocketdyne Holdings, Inc.(1)	11,760	371,381
Boeing Co. (The)	5,292	1,365,230
TransDigm Group, Inc.	5,086	1,411,365
		3,147,976
Airlines — 1.2%
Delta Air Lines, Inc.	18,525	926,806
JetBlue Airways Corp.(1)	14,293	273,711
		1,200,517
Banks — 2.4%
CIT Group, Inc.	11,395	531,235
M&T Bank Corp.	6,017	1,003,455
Wells Fargo & Co.	16,040	900,486
		2,435,176
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A(1)	1,935	344,527
PepsiCo, Inc.	8,407	926,703
		1,271,230
Biotechnology — 1.9%
Amgen, Inc.	2,364	414,220
BioSpecifics Technologies Corp.(1)	6,891	315,401
Bioverativ, Inc.(1)	6,075	343,238
Gilead Sciences, Inc.	11,716	878,231
		1,951,090
Building Products — 0.7%
Simpson Manufacturing Co., Inc.	12,373	689,671
Capital Markets — 4.3%
AllianceBernstein Holding LP	26,154	676,081
Charles Schwab Corp. (The)	22,153	993,340
Evercore, Inc., Class A	10,223	818,862
Janus Henderson Group plc	37,833	1,314,697
Waddell & Reed Financial, Inc., Class A	32,208	601,968
		4,404,948
Chemicals — 3.8%
AgroFresh Solutions, Inc.(1)	100,040	590,236
Praxair, Inc.	2,471	361,063
Sensient Technologies Corp.	12,570	955,948
Tronox Ltd., Class A	74,887	1,982,259
		3,889,506
Communications Equipment — 1.8%
Cisco Systems, Inc.	29,381	1,003,361
Plantronics, Inc.	19,157	868,962
		1,872,323

Consumer Finance — 2.2%
Credit Acceptance Corp.(1)	1,026	294,185
EZCORP, Inc., Class A(1)	81,709	837,517
Synchrony Financial	33,482	1,092,183
		2,223,885
Distributors — 0.9%
Genuine Parts Co.	10,162	896,593
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	8,613	412,304
Zayo Group Holdings, Inc.(1)	27,865	1,004,812
		1,417,116
Electric Utilities — 2.4%
Avangrid, Inc.	25,774	1,333,289
NextEra Energy, Inc.	7,412	1,149,379
		2,482,668
Electronic Equipment, Instruments and Components — 1.7%
Daktronics, Inc.	78,143	802,529
Plexus Corp.(1)	15,530	954,008
		1,756,537
Equity Real Estate Investment Trusts (REITs) — 5.8%
Ashford Hospitality Trust, Inc.	107,024	752,379
CubeSmart	28,320	770,870
CyrusOne, Inc.	7,622	467,915
Gladstone Commercial Corp.	9,064	196,326
InfraREIT, Inc.(1)	68,867	1,542,621
MedEquities Realty Trust, Inc.	88,824	1,032,135
Sunstone Hotel Investors, Inc.	25,742	420,109
VEREIT, Inc.	86,439	682,004
		5,864,359
Food and Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	11,542	1,007,732
Walgreens Boots Alliance, Inc.	9,798	649,313
		1,657,045
Food Products — 1.8%
Blue Buffalo Pet Products, Inc.(1)	20,511	593,383
Calavo Growers, Inc.	17,161	1,264,766
		1,858,149
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	18,296	992,192
Lantheus Holdings, Inc.(1)	21,697	431,770
LeMaitre Vascular, Inc.	19,993	639,976
Orthofix International NV(1)	28,697	1,541,890
Varian Medical Systems, Inc.(1)	5,846	609,095
		4,214,923
Health Care Providers and Services — 2.7%
Aetna, Inc.	4,100	697,123
Express Scripts Holding Co.(1)	7,447	456,426
HCA Healthcare, Inc.(1)	11,258	851,668
Magellan Health, Inc.(1)	6,218	530,395

RadNet, Inc.(1)	21,245	232,633
		2,768,245
Hotels, Restaurants and Leisure — 3.9%
Buffalo Wild Wings, Inc.(1)	11,096	1,311,547
Denny's Corp.(1)	90,513	1,183,005
Royal Caribbean Cruises Ltd.	6,231	771,211
Sonic Corp.	28,296	718,718
		3,984,481
Household Products — 1.0%
WD-40 Co.	9,251	1,025,473
Independent Power and Renewable Electricity Producers — 1.4%
Ormat Technologies, Inc.	22,002	1,428,590
Insurance — 0.8%
Old Republic International Corp.	41,043	832,762
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	2,330	2,575,303
Liberty TripAdvisor Holdings, Inc., Class A(1)	18,208	196,646
		2,771,949
Internet Software and Services — 2.4%
CommerceHub, Inc.(1)	34,718	740,535
Etsy, Inc.(1)	17,772	296,793
NIC, Inc.	31,176	529,992
TechTarget, Inc.(1)	3,187	39,710
Yelp, Inc., Class A(1)	17,206	803,864
		2,410,894
IT Services — 5.1%
Convergys Corp.	64,484	1,659,173
EPAM Systems, Inc.(1)	7,278	663,390
Fiserv, Inc.(1)	8,307	1,075,175
International Business Machines Corp.	5,545	854,263
Western Union Co. (The)	50,175	996,475
		5,248,476
Leisure Products — 0.6%
Sturm Ruger & Co., Inc.	12,956	641,970
Life Sciences Tools and Services — 1.8%
Enzo Biochem, Inc.(1)	47,329	466,190
Waters Corp.(1)	6,856	1,344,119
		1,810,309
Machinery — 1.4%
Miller Industries, Inc.	25,940	732,805
Pentair plc	10,252	722,356
		1,455,161
Media — 3.1%
Comcast Corp., Class A	24,159	870,449
Interpublic Group of Cos., Inc. (The)	28,406	546,816
MDC Partners, Inc., Class A(1)	60,218	692,507
Omnicom Group, Inc.	10,097	678,417
Walt Disney Co. (The)	3,314	324,142
		3,112,331

Oil, Gas and Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	4,977	245,714
Exxon Mobil Corp.	14,059	1,171,818
Marathon Petroleum Corp.	27,832	1,662,684
Williams Cos., Inc. (The)	23,416	667,356
Williams Partners LP	46,862	1,735,768
		5,483,340
Pharmaceuticals — 3.1%
Catalent, Inc.(1)	8,843	376,623
Johnson & Johnson	4,086	569,629
Pfizer, Inc.	27,528	965,132
Prestige Brands Holdings, Inc.(1)	25,726	1,206,550
		3,117,934
Professional Services — 3.2%
CRA International, Inc.	24,344	1,028,777
Equifax, Inc.	6,504	705,879
Navigant Consulting, Inc.(1)	50,220	869,308
TransUnion(1)	12,775	670,560
		3,274,524
Real Estate Management and Development — 0.4%
HFF, Inc., Class A	8,729	382,854
Road and Rail — 0.8%
Saia, Inc.(1)	12,370	801,576
Semiconductors and Semiconductor Equipment — 2.8%
Intel Corp.	29,581	1,345,640
Power Integrations, Inc.	5,804	466,351
Tower Semiconductor Ltd.(1)	31,738	1,049,258
		2,861,249
Software — 5.5%
American Software, Inc., Class A	56,922	706,402
CA, Inc.	7,785	252,078
Fortinet, Inc.(1)	22,609	891,021
Microsoft Corp.	4,616	383,959
Progress Software Corp.	30,317	1,283,319
RealPage, Inc.(1)	26,204	1,134,633
VMware, Inc., Class A(1)	7,580	907,250
		5,558,662
Specialty Retail — 1.2%
Barnes & Noble, Inc.	96,004	672,028
Ulta Salon Cosmetics & Fragrance, Inc.(1)	581	117,240
Williams-Sonoma, Inc.	9,193	474,359
		1,263,627
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	10,838	1,832,056
Textiles, Apparel and Luxury Goods — 0.7%
Skechers U.S.A., Inc., Class A(1)	22,117	705,975
Thrifts and Mortgage Finance — 4.3%
Clifton Bancorp, Inc.	13,500	229,905
Essent Group Ltd.(1)	24,468	1,042,826
Hingham Institution for Savings	2,016	392,515

Northwest Bancshares, Inc.	17,101	288,494
PHH Corp.(1)	70,103	926,061
Walker & Dunlop, Inc.(1)	9,775	536,550
Waterstone Financial, Inc.	51,776	994,099
		4,410,450
Tobacco — 1.3%
Altria Group, Inc.	12,885	827,475
Vector Group Ltd.	25,282	525,360
		1,352,835
Trading Companies and Distributors — 0.4%
CAI International, Inc.(1)	11,653	431,394
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $92,624,180)		102,200,829
OTHER ASSETS AND LIABILITIES — (0.1)%		(140,506)
TOTAL NET ASSETS — 100.0%		$102,060,323

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	57,492	USD	45,856	Morgan Stanley	12/29/17	$(1,265)
CAD	17,585	USD	14,104	Morgan Stanley	12/29/17	(465)
CAD	42,700	USD	33,091	Morgan Stanley	12/29/17	27
CAD	399,074	USD	311,120	Morgan Stanley	12/29/17	(1,597)
CAD	14,266	USD	11,531	Morgan Stanley	12/29/17	(466)
CAD	19,642	USD	15,704	Morgan Stanley	12/29/17	(469)
USD	371,693	CAD	459,639	Morgan Stanley	12/29/17	15,195
USD	14,044	CAD	17,523	Morgan Stanley	12/29/17	453
USD	12,377	CAD	15,441	Morgan Stanley	12/29/17	401
USD	12,496	CAD	15,670	Morgan Stanley	12/29/17	342
USD	9,768	CAD	12,188	Morgan Stanley	12/29/17	315
USD	12,798	CAD	16,174	Morgan Stanley	12/29/17	254
USD	11,143	CAD	14,126	Morgan Stanley	12/29/17	187
						$12,912

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	102,200,829	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	17,174	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,262	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2017

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Automobiles — 3.0%
Tesla, Inc.(1)	2,451	812,580
Beverages — 4.4%
Boston Beer Co., Inc. (The), Class A(1)	6,644	1,182,964
Biotechnology — 12.8%
Biogen, Inc.(1)	2,062	642,643
Celgene Corp.(1)	3,967	400,548
Ionis Pharmaceuticals, Inc.(1)	13,269	757,792
Regeneron Pharmaceuticals, Inc.(1)	1,869	752,497
Spark Therapeutics, Inc.(1)	7,109	575,118
Vertex Pharmaceuticals, Inc.(1)	2,412	352,707
		3,481,305
Capital Markets — 3.5%
Intercontinental Exchange, Inc.	14,314	946,155
Chemicals — 1.9%
Ecolab, Inc.	4,032	526,821
Electronic Equipment, Instruments and Components — 3.0%
Cognex Corp.	6,562	808,110
Health Care Equipment and Supplies — 2.6%
Intuitive Surgical, Inc.(1)	1,872	702,674
Hotels, Restaurants and Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	2,367	643,587
Internet and Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	901	995,857
Netflix, Inc.(1)	2,051	402,878
		1,398,735
Internet Software and Services — 15.3%
Alphabet, Inc., Class C(1)	1,242	1,262,667
Baidu, Inc. ADR(1)	1,867	455,436
Facebook, Inc., Class A(1)	5,313	956,659
Okta, Inc.(1)	36,043	1,042,364
Tencent Holdings Ltd.	9,900	443,897
		4,161,023
IT Services — 10.3%
MasterCard, Inc., Class A	5,333	793,391
Square, Inc., Class A(1)	38,591	1,435,199
Visa, Inc., Class A	5,313	584,324
		2,812,914
Machinery — 10.5%
FANUC Corp.	4,100	950,855
Middleby Corp. (The)(1)	5,598	648,808
WABCO Holdings, Inc.(1)	2,634	388,699
Wabtec Corp.	11,201	856,877
		2,845,239

Oil, Gas and Consumable Fuels — 2.0%
Concho Resources, Inc.(1)	3,987	535,095
Personal Products — 2.3%
Estee Lauder Cos., Inc. (The), Class A	5,555	621,105
Professional Services — 1.5%
Verisk Analytics, Inc.(1)	4,690	398,885
Software — 7.1%
salesforce.com, Inc.(1)	3,972	406,495
Splunk, Inc.(1)	6,070	408,511
Tableau Software, Inc., Class A(1)	13,889	1,126,259
		1,941,265
Specialty Retail — 3.0%
Ross Stores, Inc.	13,025	826,957
Technology Hardware, Storage and Peripherals — 3.1%
Apple, Inc.	4,975	840,974
Textiles, Apparel and Luxury Goods — 3.6%
NIKE, Inc., Class B	17,962	987,730
TOTAL COMMON STOCKS (Cost $21,211,501)		26,474,118
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 1.375%, 1/15/27 - 2/15/45, valued at $397,292), in a joint trading account at 0.88%, dated 10/31/17, due 11/1/17 (Delivery value $388,619)		388,610
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $332,568), at 0.34%, dated 10/31/17, due 11/1/17 (Delivery value $323,003)		323,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,329	1,329
TOTAL TEMPORARY CASH INVESTMENTS (Cost $712,939)		712,939
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $21,924,440)		27,187,057
OTHER ASSETS AND LIABILITIES†		10,236
TOTAL NET ASSETS — 100.0%		$27,197,293

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Internet Software and Services	3,717,126	443,897	—
Machinery	1,894,384	950,855	—
Other Industries	19,467,856	—	—
Temporary Cash Investments	1,329	711,610	—
	25,080,695	2,106,362	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2017